SCHEDULE OF REPORTABLE BUSINESS SEGMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 195,733	$ 37,065
Cost of Revenue	142,905	25,107
Gross Profit	52,828	11,958
Operating Income (Loss)	(278,725)	(118,749)
Depreciation, Depletion and Amortization	5,470	8,654
Assets	74,702	78,467
Other loss, net	(1,792)	(506)
Income tax benefits
Unallocated assets
Net loss	(280,517)	(119,255)
Health Care [Member]
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	152,432
Cost of Revenue	111,683
Gross Profit	40,749
Operating Income (Loss)	(141,444)
Depreciation, Depletion and Amortization
Assets	59,720
Motor Controller [Member]
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	43,301	37,065
Cost of Revenue	31,222	25,107
Gross Profit	12,079	11,958
Operating Income (Loss)	(137,281)	(118,749)
Depreciation, Depletion and Amortization	5,470	8,654
Assets	$ 14,982	$ 78,467